Exhibit 99.7 Schedule 2

Loan ID	ALT ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	135470	XXXX	Property City	notePage	Per Tape	Per Data	Audit Value Pulled From Note.
XXXX	135608	XXXX	Qualifying LTV	propertyValuationPage	70.0	66.00	Audit Value of 1st Lien / Value of $X,XXX.XX.
XXXX	135608	XXXX	Property Type	propertyValuationPage	PUD	Single Family Detached	Audit Value Pulled From Appraisal.
XXXX	135551	XXXX	Qualifying LTV	propertyValuationPage	52.63	52.08	Audit Value of $X,XXX.XX+ $X,XXX.XX/ Value of $X,XXX.XX.
XXXX	135551	XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	42.21	44.45	Audit liabilities were based on the most recent credit report in the loan file dated XX/XX/XXXX.